Expense Example - MyDestination 2025 Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 51
3 Years	167
5 Years	293
10 Years	662
Investor
Expense Example:
1 Year	77
3 Years	248
5 Years	435
10 Years	$ 974